CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Profit before taxes	€ 2,203	€ 1,957	€ 1,382
Adjustments to reconcile profit before tax to net cash flows from operating activities:
Depreciation	653	715	693
Amortisation of intangible assets	139	101	89
Share-based payment expense	57	33	16
Gain on sale of sub-strata and associated mineral rights	(35)	0	0
Gain on the sale of property	(54)	0	0
Finance costs, net	120	114	129
Income taxes paid	(509)	(415)	(306)
Changes in assets and liabilities:
Increase in trade and other receivables	(5)	(282)	(242)
Decrease/(increase) in inventories	6	(244)	(1)
Increase in trade and other payables	124	885	507
Increase/(decrease) in net payable receivable from related parties	80	(15)	8
(Decrease)/increase in provisions	(11)	37	(116)
Change in other operating assets and liabilities	38	46	(42)
Net cash flows from operating activities	2,806	2,932	2,117
Cash flows from investing activities:
Acquisition of bottling operations, net of cash acquired	0	0	(5,401)
Purchases of property, plant and equipment	(672)	(500)	(349)
Purchases of capitalised software	(140)	(103)	(97)
Proceeds from sales of property, plant and equipment	101	11	25
Proceeds from sales of intangible assets	37	143	0
Proceeds from the sale of sub-strata and associated mineral rights	35	0	0
Net (payments)/proceeds of short-term investments	(342)	(207)	198
Investments in equity instruments	(5)	(2)	(4)
Proceeds from sale of equity instruments	0	13	25
Interest received	58	0	0
Other investing activity, net	(9)	0	(2)
Net cash flows used in investing activities	(937)	(645)	(5,605)
Cash flows from financing activities:
Proceeds from borrowings, net	694	0	4,877
Changes in short-term borrowings	0	(285)	276
Repayments on third party borrowings	(1,159)	(938)	(950)
Settlement of debt-related cross currency swaps	69	0	0
Payments of principal on lease obligations	(148)	(153)	(139)
Interest paid	(182)	(130)	(97)
Dividends paid	(841)	(763)	(638)
Exercise of employee share options	43	13	28
Transactions with non-controlling interests	0	0	(73)
Acquisition of non-controlling interest	(282)	0	0
Other financing activities	(16)	(20)	5
Net cash flows (used in)/from financing activities	(1,822)	(2,276)	3,289
Net change in cash and cash equivalents	47	11	(199)
Net effect of currency exchange rate changes on cash and cash equivalents	(15)	(31)	83
Cash and cash equivalents at beginning of period	1,387	1,407	1,523
Cash and cash equivalents at end of period	€ 1,419	€ 1,387	€ 1,407